Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is December 11, 2014

The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization to manage portions of the assets of The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio and (ii) recommended approval of a portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to The Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is December 11, 2014

The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization to manage portions of the assets of The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and and (ii) recommended approval of a portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to the Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is December 11, 2014

The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization to manage portions of the assets of The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio and (ii) recommended approval of a portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to The Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.